Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Interest on financing agreements	$ 58,379	$ 81,393	$ 69,977
Less: Interest capitalized	0	(1,018)	(1,753)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 20)	848	0	(3)
Amortization of debt (loan, lease & notes) issuance costs	7,815	5,590	3,253
Other bank and finance charges	2,513	1,652	2,241
Interest and finance costs	$ 69,555	$ 87,617	$ 73,715